UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21563

Eaton Vance Short Duration Diversified Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of July 31, 2007
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 68.3% (1)

Principal
Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.4%
		Dresser Rand Group, Inc.
347,110	EUR	Term Loan, 11.11%, Maturing October 29, 2011	475,142
		Evergreen International Aviation
279,736		Term Loan, 8.86%, Maturing October 31, 2011	278,338
		Hawker Beechcraft Acquisition
28,085		Term Loan, 5.26%, Maturing March 26, 2014	26,786
331,085		Term Loan, 7.36%, Maturing March 26, 2014	315,772
		Hexcel Corp.
655,163		Term Loan, 7.11%, Maturing March 1, 2012	646,974
		Spirit AeroSystems, Inc.
1,561,709		Term Loan, 7.11%, Maturing December 31, 2011	1,569,517
		TransDigm, Inc.
475,000		Term Loan, 7.36%, Maturing June 23, 2013	471,141
		Vought Aircraft Industries, Inc.
181,818		Term Loan, 7.82%, Maturing December 17, 2011	180,455
798,930		Term Loan, 7.83%, Maturing December 17, 2011	792,939
			$4,757,064

Air Transport — 0.4%
		Delta Air Lines, Inc.
$350,000		Term Loan, 8.61%, Maturing April 30, 2014	$345,363
		Northwest Airlines, Inc.
600,000		DIP Loan, 7.34%, Maturing August 21, 2008	586,875
		Orbitz Worldwide, Inc.
315,000		Term Loan, 8.34%, Maturing July 25, 2014	314,606
			$1,246,844

Automotive — 3.5%
		AA Acquisitions Co., Ltd.
500,000	GBP	Term Loan, 8.18%, Maturing June 25, 2012	1,011,453
		Accuride Corp.
535,682		Term Loan, 7.38%, Maturing January 31, 2012	520,616
		Adesa, Inc.
925,000		Term Loan, 7.61%, Maturing October 18, 2013	853,891
		Affina Group, Inc.
845,732		Term Loan, 8.36%, Maturing November 30, 2011	835,689
		AxleTech International Holding, Inc.
425,000		Term Loan, 11.86%, Maturing April 21, 2013	423,938
		CSA Acquisition Corp.
224,556		Term Loan, 7.88%, Maturing December 23, 2011	218,999
561,353		Term Loan, 7.88%, Maturing December 23, 2011	547,460
		Dayco Europe S.R.I.
468,517	EUR	Term Loan, 6.62%, Maturing June 21, 2010	628,503
		Dayco Products, LLC
554,013		Term Loan, 7.85%, Maturing June 21, 2011	538,316
		Delphi Corp.
500,000		Term Loan, 7.63%, Maturing October 8, 2007	492,500

		Federal-Mogul Corp.
$500,000		DIP Loan, 6.82%, Maturing December 31, 2007	$495,000
361,345		Term Loan, 7.57%, Maturing December 31, 2007	347,117
420,728		Term Loan, 7.59%, Maturing December 31, 2007	404,688
		Ford Motor Co.
497,500		Term Loan, 8.36%, Maturing December 15, 2013	470,172
		General Motors Corp.
422,875		Term Loan, 7.74%, Maturing November 29, 2013	407,678
		Goodyear Tire & Rubber Co.
675,000		Term Loan, 6.85%, Maturing April 30, 2010	648,844
500,000		Term Loan, 8.82%, Maturing March 1, 2011	485,000
		HLI Operating Co., Inc.
27,272	EUR	Term Loan, 6.86%, Maturing May 30, 2014	36,897
1,323,636	EUR	Term Loan, 6.87%, Maturing May 30, 2014	1,790,721
		Keystone Automotive Operations, Inc.
248,750		Term Loan, 8.84%, Maturing January 12, 2012	233,825
		TriMas Corp.
70,313		Term Loan, 7.57%, Maturing August 2, 2011	69,961
302,402		Term Loan, 7.61%, Maturing August 2, 2013	300,890
		United Components, Inc.
375,000		Term Loan, 7.36%, Maturing June 30, 2010	363,750
			$12,125,908

Beverage and Tobacco — 0.5%
		Culligan International Co.
300,000	EUR	Term Loan, 8.85%, Maturing May 31, 2013	411,682
		Liberator Midco, Ltd.
250,000	EUR	Term Loan, 6.54%, Maturing October 27, 2013	337,165
250,000	EUR	Term Loan, 6.92%, Maturing October 27, 2014	338,876
		National Dairy Holdings, L.P.
454,464		Term Loan, 7.32%, Maturing March 15, 2012	454,464
			$1,542,187

Building and Development — 3.1%
		BioMed Realty, L.P.
$660,000		Term Loan, 7.57%, Maturing May 31, 2010	$660,825
		Building Materials Corp. of America
398,003		Term Loan, 8.13%, Maturing February 22, 2014	370,142
		Capital Automotive REIT
395,362		Term Loan, 7.07%, Maturing December 16, 2010	387,784
		Epco / Fantome, LLC
480,000		Term Loan, 7.98%, Maturing November 23, 2010	481,200
		Hovstone Holdings, LLC
211,121		Term Loan, 6.84%, Maturing February 28, 2009	207,954
		Lanoga Corp.
371,264		Term Loan, 9.00%, Maturing June 29, 2013	367,551
		LNR Property Corp.
800,000		Term Loan, 8.11%, Maturing July 3, 2011	770,143
		Mueller Water Products, Inc.
306,818		Term Loan, 7.10%, Maturing May 24, 2014	294,929
		Nortek, Inc.
977,387		Term Loan, 7.61%, Maturing August 27, 2011	941,957
		Panolam Industries Holdings, Inc.
169,690		Term Loan, 8.11%, Maturing September 30, 2012	162,902
		Ply Gem Industries, Inc.
528,864		Term Loan, 8.11%, Maturing August 15, 2011	500,658
19,761		Term Loan, 8.11%, Maturing August 15, 2011	18,707
		Realogy Corp.
259,848		Term Loan, Maturing September 1, 2014 (10)	245,185
965,152		Term Loan, Maturing September 1, 2014 (10)	910,689
		Ristretto Investissements SAS
308,150	EUR	Term Loan, 6.62%, Maturing September 30, 2013	412,321

130,995	GBP	Term Loan, 8.35%, Maturing September 30, 2013	261,530
308,150	EUR	Term Loan, 7.00%, Maturing September 30, 2014	414,430
130,995	GBP	Term Loan, 8.73%, Maturing September 30, 2014	262,861
		Stile Acquisition Corp.
302,923		Term Loan, 7.36%, Maturing April 6, 2013	282,534
		Stile U.S. Acquisition Corp.
303,439		Term Loan, 7.36%, Maturing April 6, 2013	283,015
		TRU 2005 RE Holding Co.
1,325,000		Term Loan, 8.32%, Maturing December 9, 2008	1,311,750
		United Subcontractors, Inc.
250,000		Term Loan, 12.61%, Maturing June 27, 2013	239,375
		Wintergames Acquisition ULC
815,060		Term Loan, 7.32%, Maturing October 26, 2007	817,098
			$10,605,540

Business Equipment and Services — 5.1%
		ACCO Brands Corp.
$1,187,970		Term Loan, 7.11%, Maturing August 17, 2012	$1,155,301
		Affiliated Computer Services
246,250		Term Loan, 7.32%, Maturing March 20, 2013	239,820
618,750		Term Loan, 7.32%, Maturing March 20, 2013	602,594
		Affinion Group, Inc.
459,070		Term Loan, 7.86%, Maturing October 17, 2012	456,272
		Allied Security Holdings, LLC
364,773		Term Loan, 8.36%, Maturing June 30, 2010	355,653
		Buhrmann US, Inc.
1,964,556	EUR	Term Loan, 5.88%, Maturing December 23, 2010	2,692,545
		Bushnell Performance Optics
491,460		Term Loan, 8.32%, Maturing August 19, 2011	489,003
		DynCorp International, LLC
438,665		Term Loan, 7.63%, Maturing February 11, 2011	428,247
		Info USA, Inc.
197,010		Term Loan, 7.36%, Maturing February 14, 2012	194,055
		N.E.W. Holdings I, LLC
270,038		Term Loan, 7.86%, Maturing May 22, 2014	251,135
		Nielsen Finance, LLC
1,985,000		Term Loan, 7.36%, Maturing August 9, 2013	1,936,538
		Protection One, Inc.
193,467		Term Loan, 7.59%, Maturing March 31, 2012	186,696
		Quintiles Transnational Corp.
500,000		Term Loan, 9.36%, Maturing March 31, 2014	487,500
		Sabare, Inc.
1,364,593		Term Loan, 7.61%, Maturing September 30, 2014	1,251,527
		Sitel (Client Logic)
292,041		Term Loan, 7.85%, Maturing January 29, 2014	285,470
		SunGard Data Systems, Inc.
2,945,138		Term Loan, 7.36%, Maturing February 11, 2013	2,835,001
		TDS Investor Corp.
525,796	EUR	Term Loan, 6.66%, Maturing August 23, 2013	709,240
		Valassis Communications, Inc.
182,551		Term Loan, 7.11%, Maturing March 2, 2014	175,021
		VWR International, Inc.
450,000		Term Loan, 7.86%, Maturing June 28, 2013	437,625
		WAM Acquisition, S.A.
153,716	EUR	Term Loan, 6.57%, Maturing May 4, 2014	201,939
96,283	EUR	Term Loan, 6.57%, Maturing May 4, 2014	126,490
153,716	EUR	Term Loan, 6.82%, Maturing May 4, 2015	203,079
96,283	EUR	Term Loan, 6.82%, Maturing May 4, 2015	127,203
		West Corp.
696,504		Term Loan, 7.75%, Maturing October 24, 2013	671,353

		Williams Scotsman, Inc.
$930,000		Term Loan, 6.82%, Maturing June 27, 2010	$906,750
		Worldspan, L.P.
398,000		Term Loan, 8.61%, Maturing December 7, 2013	394,020
			$17,800,077

Cable and Satellite Television — 5.3%
		Cequel Communications, LLC
$475,000		Term Loan, 9.86%, Maturing May 5, 2014	$462,175
935,008		Term Loan, 11.36%, Maturing May 5, 2014	919,424
		Charter Communications Operating, Inc
2,991,833		Term Loan, 7.36%, Maturing April 28, 2013	2,851,217
		CSC Holdings, Inc.
1,886,225		Term Loan, 7.07%, Maturing March 29, 2013	1,816,502
		Insight Midwest Holdings, LLC
1,525,000		Term Loan, 7.36%, Maturing April 6, 2014	1,480,944
		Kabel Deutschland GmbH
1,000,000	EUR	Term Loan, 5.88%, Maturing March 31, 2012	1,345,002
		NTL Investment Holdings, Ltd.
538,924	GBP	Term Loan, 8.28%, Maturing March 30, 2012	1,075,272
461,075	GBP	Term Loan, 8.28%, Maturing March 30, 2012	919,947
		Orion Cable GmbH
375,000	EUR	Term Loan, 6.97%, Maturing October 31, 2014	502,732
375,000	EUR	Term Loan, 7.22%, Maturing October 31, 2015	505,298
		Persona Communications Corp.
250,000		Term Loan, 11.32%, Maturing April 12, 2014	251,875
		PKS Media (Netherlands) B.V.
500,000	EUR	Term Loan, 7.70%, Maturing October 5, 2013	684,425
500,000	EUR	Term Loan, 7.70%, Maturing October 5, 2014	684,425
		ProSiebenSat.1 Media AG
79,391	EUR	Term Loan, 6.60%, Maturing March 2, 2015	102,765
9,414	EUR	Term Loan, Maturing June 26, 2015 (10)	12,162
231,985	EUR	Term Loan, Maturing June 26, 2015 (10)	299,691
79,391	EUR	Term Loan, 6.98%, Maturing March 2, 2016	103,309
		UPC Broadband Holding B.V.
1,150,000	EUR	Term Loan, 6.30%, Maturing June 30, 2009	1,534,541
1,550,000		Term Loan, 7.13%, Maturing October 16, 2011	1,501,563
		YPSO Holding SA
496,137	EUR	Term Loan, 6.61%, Maturing July 28, 2014	659,490
191,468	EUR	Term Loan, 6.61%, Maturing July 28, 2014	254,509
312,395	EUR	Term Loan, 6.61%, Maturing July 28, 2014	415,251
			$18,382,519

Chemicals and Plastics — 5.3%
		Brenntag Holding GmbH and Co.
1,061,751	EUR	Term Loan, 11.37%, Maturing December 23, 2013	1,493,346
		Cognis GmbH
400,000		Term Loan, 7.36%, Maturing September 15, 2013	388,500
		Foamex L.P.
258,824		Term Loan, 7.60%, Maturing February 12, 2013	251,922
		Georgia Gulf Corp.
264,098		Term Loan, 7.82%, Maturing October 3, 2013	258,023
		Hercules Offshore, Inc.
200,000		Term Loan, 7.11%, Maturing July 6, 2013	195,000
		Hexion Specialty Chemicals, Inc.
1,057,320		Term Loan, 7.63%, Maturing May 5, 2013	1,019,984
229,680		Term Loan, 7.63%, Maturing May 5, 2013	221,570
		INEOS Group
495,000		Term Loan, 7.58%, Maturing December 14, 2013	481,140
495,000		Term Loan, 8.08%, Maturing December 14, 2014	481,140
		Innophos, Inc.
479,948		Term Loan, 7.57%, Maturing August 10, 2010	470,349

		ISP ChemCo, Inc.
$1,200,000		Term Loan, 7.13%, Maturing June 4, 2014	$1,152,600
		Kleopatra
200,000	EUR	Term Loan, 6.60%, Maturing January 3, 2016	273,770
225,000		Term Loan, 7.83%, Maturing January 3, 2016	225,000
		Kranton Polymers, LLC
733,125		Term Loan, 7.38%, Maturing May 12, 2013	707,466
		Lucite International Group Holdings
183,263		Term Loan, 7.61%, Maturing July 7, 2013	175,933
64,886		Term Loan, 7.61%, Maturing July 7, 2013	62,290
		Lyondell Chemical Co.
1,091,750		Term Loan, 6.86%, Maturing August 16, 2013	1,073,668
		MacDermid, Inc.
498,750	EUR	Term Loan, 6.41%, Maturing April 12, 2014	672,473
		Millenium Inorganic Chemicals
300,000		Term Loan, 11.11%, Maturing October 31, 2014	291,000
		Momentive Performance Material
348,250		Term Loan, 7.63%, Maturing December 4, 2013	328,516
		Nalco Co.
1,641,055		Term Loan, 7.10%, Maturing November 4, 2010	1,603,219
		Professional Paint, Inc.
198,000		Term Loan, 7.88%, Maturing May 31, 2012	188,100
		Propex Fabrics, Inc.
246,333		Term Loan, 8.36%, Maturing July 31, 2012	242,638
		Rockwood Specialties Group
1,462,500	EUR	Term Loan, 6.00%, Maturing July 30, 2012	2,011,953
		Sigmakalon (BC) Holdco B.V.
8,870	EUR	Term Loan, 6.66%, Maturing September 9, 2013	12,074
173,631	EUR	Term Loan, 6.66%, Maturing September 9, 2013	236,339
317,497	EUR	Term Loan, 6.66%, Maturing September 9, 2013	432,163
107,856	EUR	Term Loan, 7.41%, Maturing September 9, 2014	147,286
26,408	EUR	Term Loan, 7.41%, Maturing September 9, 2014	36,063
335,512	EUR	Term Loan, 7.41%, Maturing September 9, 2014	458,167
1,000,000	EUR	Term Loan, 9.66%, Maturing September 9, 2015	1,375,694
		Solo Cup Co.
925,681		Term Loan, 8.84%, Maturing February 27, 2011	904,853
		Solutia, Inc.
472,569		DIP Loan, 8.36%, Maturing March 31, 2008	470,206
			$18,342,445

Clothing/Textiles — 0.2%
		Hanesbrands, Inc.
$486,188		Term Loan, 7.10%, Maturing September 5, 2013	$471,450
250,000		Term Loan, 9.11%, Maturing March 5, 2014	244,875
		St. John Knits International, Inc.
126,366		Term Loan, 8.36%, Maturing March 23, 2012	126,998
			$843,323

Conglomerates — 2.3%
		Amsted Industries, Inc.
$514,711		Term Loan, 7.36%, Maturing October 15, 2010	$495,409
		Doncasters (Dunde HoldCo 4 Ltd.)
124,984		Term Loan, Maturing July 13, 2015 (10)	124,984
124,984		Term Loan, Maturing July 13, 2015 (10)	124,984
250,000	GBP	Term Loan, Maturing January 13, 2016 (10)	508,013
		Education Management, LLC
445,500		Term Loan, 7.13%, Maturing June 1, 2013	423,844
		GenTek, Inc.
651,396		Term Loan, 7.36%, Maturing February 25, 2011	637,961
		Goodman Global Holdings, Inc.
368,063		Term Loan, 7.13%, Maturing December 23, 2011	359,782

		ISS Holding A/S
122,807	EUR	Term Loan, 6.16%, Maturing December 31, 2013	164,364
877,192	EUR	Term Loan, 6.16%, Maturing December 31, 2013	1,174,029
		Johnson Diversey, Inc.
722,179		Term Loan, 7.86%, Maturing December 16, 2011	696,902
		Polymer Group, Inc.
1,329,750		Term Loan, 7.61%, Maturing November 22, 2012	1,303,155
		Rexnord Corp.
373,770		Term Loan, 7.86%, Maturing July 19, 2013	356,016
		RGIS Holdings, LLC
42,857		Term Loan, 0.00%, Maturing April 30, 2014 (2)	42,000
857,143		Term Loan, 7.86%, Maturing April 30, 2014	840,000
		US Investigations Services, Inc.
663,188		Term Loan, 8.07%, Maturing October 14, 2012	664,845
			$7,916,288

Containers and Glass Products — 3.6%
		Berry Plastics Corp.
$1,047,375		Term Loan, 7.36%, Maturing April 3, 2015	$985,654
		Bluegrass Container Co.
108,300		Term Loan, 7.60%, Maturing June 30, 2013	106,179
361,950		Term Loan, 7.60%, Maturing June 30, 2013	354,862
84,848		Term Loan, 10.32%, Maturing December 30, 2013	83,735
265,152		Term Loan, 10.32%, Maturing December 30, 2013	261,671
		Consolidated Container Holdings
324,188		Term Loan, 7.61%, Maturing March 28, 2014	310,139
		Crown Americas, Inc.
990,000	EUR	Term Loan, 5.81%, Maturing November 15, 2012	1,355,162
		Graham Packaging Holdings Co.
1,197,000		Term Loan, 7.63%, Maturing October 7, 2011	1,142,138
		Graphic Packaging International, Inc.
1,542,250		Term Loan, 7.34%, Maturing May 16, 2014	1,513,718
		JSG Acquisitions
1,250,000	EUR	Term Loan, 6.08%, Maturing December 31, 2014	1,679,194
1,250,000	EUR	Term Loan, 6.42%, Maturing December 31, 2014	1,687,749
		Pregis Corp.
982,500		Term Loan, 7.61%, Maturing October 12, 2011	989,255
		Smurfit-Stone Container Corp.
428,496		Term Loan, 5.22%, Maturing November 1, 2011	419,093
862,091		Term Loan, 7.38%, Maturing November 1, 2011	843,174
742,764		Term Loan, 7.38%, Maturing November 1, 2011	726,464
			$12,458,187

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
$300,000		Term Loan, 11.63%, Maturing July 31, 2014	$297,000
		Prestige Brands, Inc.
652,742		Term Loan, 7.63%, Maturing April 7, 2011	638,056
			$935,056

Drugs — 0.4%
		Pharmaceutical Holdings Corp.
$197,500		Term Loan, 8.57%, Maturing January 30, 2012	$199,105
		Stiefel Laboratories, Inc.
161,707		Term Loan, 7.61%, Maturing December 28, 2013	159,282
211,418		Term Loan, 7.61%, Maturing December 28, 2013	208,246
		Warner Chilcott Corp.
675,515		Term Loan, 7.36%, Maturing January 18, 2012	655,588
186,098		Term Loan, 7.36%, Maturing January 18, 2012	180,609
			$1,402,830

Ecological Services and Equipment — 0.7%
		Blue Waste B.V. (AVR Acquisition)
500,000	EUR	Term Loan, 6.16%, Maturing April 1, 2015	672,020
		EnergySolutions, LLC
212,288		Term Loan, 7.66%, Maturing June 7, 2013	209,634
		Kemble Water Structure Ltd.
500,000	GBP	Term Loan, 9.77%, Maturing October 13, 2013	1,007,453
		Sensus Metering Systems, Inc.
381,544		Term Loan, 7.37%, Maturing December 17, 2010	379,636
35,881		Term Loan, 7.37%, Maturing December 17, 2010	35,701
			$2,304,444

Electronics/Electrical — 2.2%
		Advanced Micro Devices, Inc.
$525,002		Term Loan, 7.36%, Maturing December 31, 2013	$494,122
		Aspect Software, Inc.
570,688		Term Loan, 8.36%, Maturing July 11, 2011	552,854
500,000		Term Loan, 12.44%, Maturing July 11, 2013	475,000
		Freescale Semiconductor, Inc.
1,218,875		Term Loan, 7.11%, Maturing December 1, 2013	1,124,273
		Infor Enterprise Solutions Holdings
750,046		Term Loan, 9.11%, Maturing July 28, 2012	736,921
391,329		Term Loan, 9.11%, Maturing July 28, 2012	384,480
250,000		Term Loan, 11.11%, Maturing March 2, 2014	239,375
91,667		Term Loan, 11.61%, Maturing March 2, 2014	87,771
158,333		Term Loan, 11.61%, Maturing March 2, 2014	151,604
		Invensys International Holding
650,000	EUR	Term Loan, 6.16%, Maturing December 15, 2010	889,753
		Network Solutions, Inc.
219,118		Term Loan, 7.86%, Maturing March 7, 2014	214,051
		Open Solutions, Inc.
324,245		Term Loan, 7.45%, Maturing January 23, 2014	308,843
		Sensata Technologies Finance Co.
997,481		Term Loan, 7.11%, Maturing April 27, 2013	967,453
		Spectrum Brands, Inc.
16,486		Term Loan, 5.17%, Maturing March 30, 2013	15,992
333,514		Term Loan, 9.35%, Maturing March 30, 2013	323,508
		SS&C Technologies, Inc.
453,917		Term Loan, 7.36%, Maturing November 23, 2012	447,108
9,781		Term Loan, 7.83%, Maturing November 23, 2012	9,635
		VertaFore, Inc.
275,000		Term Loan, 11.36%, Maturing January 31, 2013	262,625
			$7,685,368

Equipment Leasing — 0.3%
		AWAS Capital, Inc.
$644,168		Term Loan, 11.38%, Maturing March 22, 2013	$631,285
		Maxim Crane Works, L.P.
250,000		Term Loan, 7.36%, Maturing June 29, 2014	244,375
		United Rentals, Inc.
84,034		Term Loan, 5.32%, Maturing February 14, 2011	82,616
184,147		Term Loan, 7.32%, Maturing February 14, 2011	181,039
			$1,139,315

Farming/Agriculture — 0.1%
		BF Bolthouse HoldCo, LLC
$375,000		Term Loan, 10.86%, Maturing December 16, 2013	$371,562
			$371,562

Financial Intermediaries — 0.2%
		Citco III, Ltd.
$250,000		Term Loan, 7.63%, Maturing June 30, 2014	$250,000
		Jupiter Asset Management Group
250,000	GBP	Term Loan, 8.05%, Maturing June 30, 2015	487,692
			$737,692

Food Products — 3.0%
		Acosta, Inc.
$618,750		Term Loan, 7.57%, Maturing July 28, 2013	$598,641
		American Seafoods Group, LLC
778,372		Term Loan, 6.86%, Maturing September 30, 2011	777,399
		BL Marketing, Ltd.
300,000	GBP	Term Loan, 8.23%, Maturing December 20, 2013	601,233
300,000	GBP	Term Loan, 8.73%, Maturing December 20, 2014	604,281
		Black Lion Beverages III B.V.
1,000,000	EUR	Term Loan, 8.36%, Maturing January 24, 2016	1,346,606
		Charden International B.V.
250,000	EUR	Term Loan, 6.54%, Maturing March 14, 2014	338,505
250,000	EUR	Term Loan, 7.04%, Maturing March 14, 2015	340,216
		Chiquita Brands, LLC
898,542		Term Loan, 8.38%, Maturing June 28, 2012	883,379
		Dean Foods Co.
972,563		Term Loan, 6.86%, Maturing April 2, 2014	940,468
		Michael Foods, Inc.
220,972		Term Loan, 7.36%, Maturing November 21, 2010	216,921
		Nash-Finch Co.
353,429		Term Loan, 7.88%, Maturing November 12, 2010	342,826
		Pinnacle Foods Finance, LLC
1,075,000		Term Loan, 8.11%, Maturing April 2, 2014	1,018,563
		QCE Finance, LLC
275,000		Term Loan, 11.11%, Maturing November 5, 2013	266,979
		Reddy Ice Group, Inc.
925,000		Term Loan, 7.11%, Maturing August 9, 2012	926,734
		Ruby Acquisitions, Ltd.
500,000	GBP	Term Loan, 8.78%, Maturing January 5, 2015	1,004,595
			$10,207,346

Food Service — 0.9%
		Aramark Corp.
547,250	GBP	Term Loan, 8.08%, Maturing January 27, 2014	1,045,317
		Buffets, Inc.
52,500		Term Loan, 5.25%, Maturing May 1, 2013	52,106
395,513		Term Loan, 8.11%, Maturing November 1, 2013	392,546
		Denny’s, Inc.
40,000		Term Loan, 7.32%, Maturing March 31, 2012	39,475
215,555		Term Loan, 7.36%, Maturing March 31, 2012	212,726
		JRD Holdings, Inc.
200,000		Term Loan, 7.87%, Maturing June 26, 2014	188,000
		OSI Restaurant Partners, LLC
18,797		Term Loan, 7.88%, Maturing May 9, 2013	17,970
231,203		Term Loan, 7.63%, Maturing May 9, 2014	221,030
		Selecta
741,245	EUR	Term Loan, Maturing June 28, 2015 (10)	1,014,654
			$3,183,824

Food/Drug Retailers — 0.9%
		General Nutrition Centers, Inc.
$299,250		Term Loan, 7.61%, Maturing September 16, 2013	$290,647
		Iceland Foods Group, Ltd.
250,000	GBP	Term Loan, 8.02%, Maturing May 2, 2014	502,932
250,000	GBP	Term Loan, 8.52%, Maturing May 2, 2015	505,472

		Rite Aid Corp.
$1,000,000		Term Loan, 7.07%, Maturing June 1, 2014	$999,375
		Roundy’s Supermarkets, Inc.
812,666		Term Loan, 8.11%, Maturing November 3, 2011	793,365
			$3,091,791

Forest Products — 1.6%
		Georgia-Pacific Corp.
$2,721,218		Term Loan, 7.11%, Maturing December 20, 2012	$2,577,867
		NewPage Corp.
662,830		Term Loan, 7.63%, Maturing May 2, 2011	653,992
		Xerium Technologies, Inc.
1,558,673	EUR	Term Loan, 6.91%, Maturing May 18, 2012	2,113,321
			$5,345,180

Healthcare — 4.1%
		Accellent, Inc.
$591,000		Term Loan, 7.86%, Maturing November 22, 2012	$561,450
		Alliance Imaging, Inc.
470,000		Term Loan, 7.88%, Maturing December 29, 2011	464,909
		American Achievement Corp.
353,695		Term Loan, 7.57%, Maturing March 25, 2011	345,737
		American Medical Systems
460,225		Term Loan, 7.68%, Maturing July 20, 2012	457,924
		AMR HoldCo, Inc.
321,885		Term Loan, 7.36%, Maturing February 10, 2012	312,832
		Biomet, Inc.
775,000		Term Loan, Maturing December 26, 2014 (10)	734,313
350,000	EUR	Term Loan, Maturing December 26, 2014 (10)	478,499
		Cardinal Health 409, Inc.
425,000		Term Loan, 7.61%, Maturing April 10, 2014	399,500
		Carestream Health, Inc.
500,000		Term Loan, 7.34%, Maturing April 30, 2013	473,750
		Carl Zeiss Vision Holding GmbH
400,000		Term Loan, 7.84%, Maturing March 23, 2015	394,000
		Dako EQT Project Delphi
250,000		Term Loan, 9.84%, Maturing December 12, 2016	252,500
		Davita, Inc.
1,201,075		Term Loan, 6.86%, Maturing October 5, 2012	1,139,866
		Emdeon Business Services, LLC
487,566		Term Loan, 7.61%, Maturing November 16, 2013	471,720
		Encore Medical Finance, LLC
297,750		Term Loan, 7.88%, Maturing November 3, 2013	291,051
		FHC Health Systems, Inc.
116,285		Term Loan, 12.07%, Maturing December 18, 2009	117,447
81,399		Term Loan, 14.07%, Maturing December 18, 2009	82,213
		HCA, Inc.
1,940,250		Term Loan, 7.61%, Maturing November 18, 2013	1,876,546
		Health Management Association, Inc.
883,225		Term Loan, 7.11%, Maturing February 28, 2014	861,144
		IM U.S. Holdings, LLC
325,000		Term Loan, 7.34%, Maturing June 26, 2014	310,375
		Invacare Corp.
298,500		Term Loan, 7.59%, Maturing February 12, 2013	286,933
		Kinetic Concepts, Inc.
1		Term Loan, 4.85%, Maturing October 3, 2009	1
		LifeCare Holdings, Inc.
221,063		Term Loan, 8.36%, Maturing August 11, 2012	205,957
		National Mentor Holdings, Inc.
16,800		Term Loan, 5.32%, Maturing June 29, 2013	16,711
280,368		Term Loan, 7.35%, Maturing June 29, 2013	278,879

		Nyco Holdings
312,500	EUR	Term Loan, 6.66%, Maturing December 29, 2014	415,009
312,500	EUR	Term Loan, 7.16%, Maturing December 29, 2015	417,148
		P&F Capital S.A.R.L.
209,223	EUR	Term Loan, 6.79%, Maturing February 21, 2014	281,294
65,048	EUR	Term Loan, 7.29%, Maturing February 21, 2014	87,456
125,234	EUR	Term Loan, 7.29%, Maturing February 21, 2014	168,374
100,493	EUR	Term Loan, 7.29%, Maturing February 21, 2014	135,110
94,594	EUR	Term Loan, 7.29%, Maturing February 21, 2015	127,665
35,135	EUR	Term Loan, 7.29%, Maturing February 21, 2015	47,418
72,972	EUR	Term Loan, 7.29%, Maturing February 21, 2015	98,484
297,297	EUR	Term Loan, 7.29%, Maturing February 21, 2015	401,233
		Select Medical Holding Corp.
488,534		Term Loan, 7.36%, Maturing February 24, 2012	477,949
		Vanguard Health Holding Co., LLC
733,279		Term Loan, 7.61%, Maturing September 23, 2011	707,614
			$14,179,011

Home Furnishings — 0.6%
		Interline Brands, Inc.
$279,783		Term Loan, 7.07%, Maturing June 23, 2013	$271,389
193,478		Term Loan, 7.07%, Maturing June 23, 2013	187,674
		Jarden Corp.
364,997		Term Loan, 7.11%, Maturing January 24, 2012	357,925
205,445		Term Loan, 7.11%, Maturing January 24, 2012	201,507
		Oreck Corp.
450,652		Term Loan, 10.00%, Maturing February 2, 2012 (3)	367,281
		Simmons Co.
832,620		Term Loan, 7.41%, Maturing December 19, 2011	807,642
			$2,193,418

Industrial Equipment — 0.9%
		Alliance Laundry Holdings, LLC
$294,563		Term Loan, 7.61%, Maturing January 27, 2012	$290,881
		EPD Holdings (Goodyear Engineering Production)
25,000		Term Loan, Maturing July 13, 2014 (10)	24,125
175,000		Term Loan, Maturing July 13, 2014 (10)	168,875
200,000		Term Loan, Maturing July 13, 2015 (10)	193,167
		Generac Acquisition Corp.
371,250		Term Loan, 7.86%, Maturing November 7, 2013	342,014
		Gleason Corp.
20,606		Term Loan, Maturing June 30, 2013 (10)	20,271
179,394		Term Loan, 7.38%, Maturing June 30, 2013	176,479
		John Maneely Co.
575,988		Term Loan, 8.61%, Maturing December 8, 2013	517,670
		Polypore, Inc.
850,000		Term Loan, 7.56%, Maturing July 3, 2014	807,500
		TFS Acquisition Corp.
223,313		Term Loan, 8.86%, Maturing August 11, 2013	222,196
		TNT Logistics Holdings
118,321		Term Loan, 6.98%, Maturing January 4, 2014	118,986
381,679		Term Loan, 7.42%, Maturing January 4, 2014	384,184
			$3,266,348

Insurance — 0.6%
		ARG Holding, Inc.
$400,000		Term Loan, 12.63%, Maturing November 30, 2012	$398,000
		CCC Information Services Group
194,417		Term Loan, 7.86%, Maturing February 10, 2013	189,556
		Conseco, Inc.
794,000		Term Loan, 7.32%, Maturing October 10, 2013	764,225

		Crawford and Company
$358,905		Term Loan, 7.61%, Maturing October 31, 2013	$359,353
		Hub International Holdings, Inc.
41,176		Term Loan, 0.00%, Maturing June 13, 2014 (2)	39,015
183,824		Term Loan, 7.86%, Maturing June 13, 2014	174,173
		U.S.I. Holdings Corp.
225,000		Term Loan, 8.11%, Maturing May 4, 2014	213,750
			$2,138,072

Leisure Goods/Activities/Movies — 3.4%
		24 Hour Fitness Worldwide, Inc.
$399,938		Term Loan, 7.87%, Maturing June 8, 2012	$395,938
		AMC Entertainment, Inc.
566,375		Term Loan, 7.07%, Maturing January 26, 2013	547,496
		Bombardier Recreational Product
524,051		Term Loan, 7.86%, Maturing June 28, 2013	513,242
		Cedar Fair, L.P.
866,250		Term Loan, 7.32%, Maturing August 30, 2012	837,856
		Cinemark, Inc.
1,042,125		Term Loan, 7.13%, Maturing October 5, 2013	1,008,256
		Metro-Goldwyn-Mayer Holdings, Inc.
2,137,938		Term Loan, 8.61%, Maturing April 8, 2012	2,025,210
		National Cinemedia, LLC
1,225,000		Term Loan, 7.11%, Maturing February 13, 2015	1,190,438
		Red Football, Ltd.
500,000	GBP	Term Loan, 8.16%, Maturing August 16, 2014	1,008,913
500,000	GBP	Term Loan, 8.41%, Maturing August 16, 2015	1,013,993
		Revolution Studios
406,333		Term Loan, 9.07%, Maturing December 21, 2014	390,080
		Revolution Studios Distribution Co., LLC
225,000		Term Loan, 12.32%, Maturing June 21, 2015	218,250
		Six Flags Theme Parks, Inc.
850,000		Term Loan, 7.61%, Maturing April 30, 2015	800,417
		Universal City Development Partners, Ltd.
925,455		Term Loan, 7.36%, Maturing June 9, 2011	902,318
		WMG Acquisition Corp.
976,461		Term Loan, 7.36%, Maturing February 28, 2011	955,886
			$11,808,293

Lodging and Casinos — 2.5%
		Bally Technologies, Inc.
$932,724		Term Loan, 8.64%, Maturing September 5, 2009	$908,629
		Fairmont Hotels and Resorts, Inc.
150,065		Term Loan, 8.57%, Maturing May 12, 2011	151,378
		Gala Electric Casinos, Ltd.
832,842	GBP	Term Loan, 8.52%, Maturing December 12, 2013	1,670,619
832,901	GBP	Term Loan, 9.02%, Maturing December 12, 2014	1,678,444
		Isle of Capri Casinos, Inc.
573,529		Term Loan, Maturing November 30, 2013 (10)	573,529
172,059		Term Loan, Maturing November 30, 2013 (10)	172,059
229,412		Term Loan, Maturing November 30, 2013 (10)	229,412
		Las Vegas Sands, LLC
920,000		Term Loan, 7.11%, Maturing May 23, 2014	881,922
		New World Gaming Partners, Ltd.
291,667		Term Loan, Maturing June 30, 2014 (10)	283,646
58,333		Term Loan, Maturing June 30, 2014 (10)	56,729
		Penn National Gaming, Inc.
1,390,237		Term Loan, 7.11%, Maturing October 3, 2012	1,369,210
		Venetian Casino Resort, LLC
230,000		Term Loan, 0.00%, Maturing May 14, 2014 (2)	220,481
		VML US Finance, LLC
133,333		Term Loan, 7.61%, Maturing May 25, 2012	129,048

$266,667	Term Loan, 7.61%, Maturing May 25, 2013	$258,095
		$8,583,201

Nonferrous Metals/Minerals — 0.5%
	Euramax International, Inc.
$167,105	Term Loan, 13.36%, Maturing June 28, 2013	$156,452
82,895	Term Loan, 13.36%, Maturing June 28, 2013	77,610
	Murray Energy Corp.
733,125	Term Loan, 8.36%, Maturing January 28, 2010	736,791
	Novelis, Inc.
179,688	Term Loan, Maturing June 28, 2014 (10)	171,602
395,313	Term Loan, Maturing June 28, 2014 (10)	377,523
	Thompson Creek Metals Co.
257,610	Term Loan, 10.09%, Maturing October 26, 2012	257,610
		$1,777,588

Oil and Gas — 1.4%
	Atlas Pipeline Partners, L.P.
$415,000	Term Loan, Maturing July 20, 2014 (10)	$411,888
	Concho Resources, Inc.
573,563	Term Loan, 9.07%, Maturing March 27, 2012	566,393
	Dresser, Inc.
300,000	Term Loan, 11.11%, Maturing May 4, 2015	285,000
	El Paso Corp.
375,000	Term Loan, 5.22%, Maturing July 31, 2011	361,875
	Key Energy Services, Inc.
492,500	Term Loan, 7.84%, Maturing June 30, 2012	482,650
	Kinder Morgan, Inc.
1,018,182	Term Loan, 6.82%, Maturing May 21, 2014	971,091
	Mach General, LLC
18,750	Term Loan, 7.36%, Maturing February 22, 2013	18,197
180,344	Term Loan, 7.36%, Maturing February 22, 2014	175,024
	Niska Gas Storage
72,727	Term Loan, 7.07%, Maturing May 13, 2011	73,000
42,013	Term Loan, 7.11%, Maturing May 13, 2011	41,435
62,022	Term Loan, 7.11%, Maturing May 13, 2011	61,169
380,677	Term Loan, 7.11%, Maturing May 12, 2013	375,443
	Primary Natural Resources, Inc.
493,750	Term Loan, 9.32%, Maturing July 28, 2010 (3)	493,207
	Targa Resources, Inc.
87,903	Term Loan, 5.24%, Maturing October 31, 2012	87,189
537,523	Term Loan, 7.33%, Maturing October 31, 2012	533,155
	Western Refining, LLC
140,625	Term Loan, Maturing June 2, 2014 (10)	135,176
		$5,071,892

Publishing — 5.0%
	American Media Operations, Inc.
$1,000,000	Term Loan, 8.59%, Maturing January 31, 2013	$940,000
	CBD Media, LLC
692,810	Term Loan, 7.82%, Maturing December 31, 2009	684,150
	Gatehouse Media Operating, Inc.
175,000	Term Loan, 7.36%, Maturing August 28, 2014	166,396
375,000	Term Loan, 7.36%, Maturing August 28, 2014	356,562
	Idearc, Inc.
1,840,750	Term Loan, 7.36%, Maturing November 17, 2014	1,762,518
	Josten’s Corp.
375,045	Term Loan, 7.33%, Maturing October 4, 2011	377,233
	Medianews Group, Inc.
272,250	Term Loan, 7.09%, Maturing August 2, 2013	265,444

		Mediannuaire Holding
250,000	EUR	Term Loan, 6.39%, Maturing October 10, 2014	332,716
250,000	EUR	Term Loan, 6.89%, Maturing October 10, 2015	334,427
		Nebraska Book Co., Inc.
727,539		Term Loan, 7.83%, Maturing March 4, 2011	731,176
		Philadelphia Newspapers, LLC
214,591		Term Loan, 8.11%, Maturing June 29, 2013	208,153
		Reader’s Digest Association
922,688		Term Loan, 7.35%, Maturing March 2, 2014	858,099
		Riverdeep Interactive Learning USA, Inc.
846,991		Term Loan, 8.11%, Maturing December 20, 2013	821,581
		Seat Pagine Gialle Spa
1,574,724	EUR	Term Loan, 6.22%, Maturing May 25, 2012	2,129,831
		SP Newsprint Co.
652,602		Term Loan, 5.32%, Maturing January 9, 2010	633,024
		TL Acquisitions, Inc.
725,000		Term Loan, 8.07%, Maturing July 5, 2014	682,950
		Trader Media Corp.
450,000	GBP	Term Loan, 8.08%, Maturing March 23, 2015	895,372
		Tribune Co.
490,000		Term Loan, 7.86%, Maturing May 17, 2009	481,250
800,000		Term Loan, 8.36%, Maturing May 17, 2014	729,143
		World Directories Acquisition
1,000,000	EUR	Term Loan, 6.10%, Maturing May 31, 2014	1,338,336
		Xsys, Inc.
1,000,000	EUR	Term Loan, 6.28%, Maturing September 27, 2014	1,342,757
		YBR Acquisition BV
450,000	EUR	Term Loan, 6.63%, Maturing June 30, 2013	617,155
450,000	EUR	Term Loan, 7.13%, Maturing June 30, 2014	619,427
			$17,307,700

Radio and Television — 2.4%
		ALM Media Holdings, Inc.
$485,095		Term Loan, 7.82%, Maturing March 4, 2010	$483,882
		Block Communications, Inc.
270,875		Term Loan, 7.36%, Maturing December 22, 2011	263,426
		CanWest MediaWorks, Ltd.
225,000		Term Loan, 7.34%, Maturing July 10, 2014	220,500
		CMP KC, LLC
489,344		Term Loan, 9.38%, Maturing May 5, 2013	491,791
		HEI Acquisition, LLC
550,000		Term Loan, 9.36%, Maturing April 13, 2014	500,500
		NEP II, Inc.
174,562		Term Loan, 7.61%, Maturing February 16, 2014	169,325
		Nexstar Broadcasting, Inc.
387,152		Term Loan, 7.11%, Maturing October 1, 2012	378,925
366,721		Term Loan, 7.11%, Maturing October 1, 2012	358,928
		PanAmSat Corp.
694,750		Term Loan, 7.36%, Maturing January 3, 2014	675,934
		Paxson Communications Corp.
850,000		Term Loan, 8.61%, Maturing January 15, 2012	833,000
		SFX Entertainment
369,865		Term Loan, 8.10%, Maturing June 21, 2013	358,769
		Tyrol Acquisition 2 SAS
250,000	EUR	Term Loan, 6.37%, Maturing January 19, 2015	333,570
250,000	EUR	Term Loan, 6.62%, Maturing January 19, 2016	335,164
		Univision Communications, Inc.
200,000		Term Loan, 7.82%, Maturing March 29, 2009	195,400
122,315		Term Loan, 0.00%, Maturing September 29, 2014 (2)	113,318
1,902,685		Term Loan, 7.61%, Maturing September 29, 2014	1,762,719
		Young Broadcasting, Inc.
245,000		Term Loan, 7.88%, Maturing November 3, 2012	234,128

$493,750		Term Loan, 7.88%, Maturing November 3, 2012	$471,840
			$8,181,119

Rail Industries — 0.1%
		RailAmerica, Inc.
$450,000		Term Loan, 7.61%, Maturing August 14, 2008	$445,500
			$445,500

Retailers (Except Food and Drug) — 1.2%
		Coinmach Laundry Corp.
$1,118,191		Term Loan, 7.88%, Maturing December 19, 2012	$1,104,213
		Harbor Freight Tools USA, Inc.
479,009		Term Loan, 7.61%, Maturing July 15, 2010	465,437
		Mapco Express, Inc.
444,010		Term Loan, 8.11%, Maturing April 28, 2011	442,345
		Neiman Marcus Group, Inc.
205,696		Term Loan, 7.11%, Maturing April 5, 2013	197,429
		Oriental Trading Co., Inc.
300,000		Term Loan, 11.36%, Maturing January 31, 2013	288,000
470,250		Term Loan, 7.59%, Maturing July 31, 2013	446,738
		Rent-A-Center, Inc.
315,832		Term Loan, 7.12%, Maturing November 15, 2012	309,812
		Rover Acquisition Corp.
422,875		Term Loan, 7.61%, Maturing October 26, 2013	405,079
		Savers, Inc.
102,021		Term Loan, 8.11%, Maturing August 11, 2012	100,491
116,192		Term Loan, 8.11%, Maturing August 11, 2012	114,449
		The Yankee Candle Company, Inc.
199,500		Term Loan, 7.36%, Maturing February 6, 2014	189,525
			$4,063,518

Steel — 0.1%
		Niagara Corp.
$300,000		Term Loan, 10.36%, Maturing June 29, 2014	$300,750
			$300,750

Surface Transport — 0.5%
		Oshkosh Truck Corp.
$547,250		Term Loan, 7.11%, Maturing December 6, 2013	$529,934
		Sirva Worldwide, Inc.
322,082		Term Loan, 12.61%, Maturing December 1, 2010	261,960
		Swift Transportation Co., Inc.
751,163		Term Loan, 8.38%, Maturing May 10, 2014	670,413
		Vanguard Car Rental USA
333,688		Term Loan, 8.34%, Maturing June 14, 2013	331,081
			$1,793,388

Telecommunications — 2.4%
		American Cellular Corp.
$299,250		Term Loan, 7.36%, Maturing March 15, 2014	$296,320
		BCM Luxembourg, Ltd.
375,000	EUR	Term Loan, 5.90%, Maturing September 30, 2014	499,684
375,000	EUR	Term Loan, 6.15%, Maturing September 30, 2015	503,236
		Centennial Cellular Operating Co., LLC
692,695		Term Loan, 7.36%, Maturing February 9, 2011	674,945
		Consolidated Communications, Inc.
1,000,000		Term Loan, 7.11%, Maturing July 27, 2015	985,000
		FairPoint Communications, Inc.
1,000,000		Term Loan, 7.13%, Maturing February 8, 2012	967,500
		Intelsat Bermuda, Ltd.
300,000		Term Loan, 7.86%, Maturing February 1, 2014	293,116

		Intelsat Subsuduary Holding Co.
$297,750		Term Loan, 7.36%, Maturing July 3, 2013	$289,934
		IPC Systems, Inc.
300,000	GBP	Term Loan, 8.27%, Maturing May 31, 2014	563,894
		Macquarie UK Broadcast Ventures, Ltd.
225,000	GBP	Term Loan, 7.92%, Maturing December 26, 2014	457,211
		NTelos, Inc.
482,712		Term Loan, 7.57%, Maturing August 24, 2011	470,644
		Stratos Global Corp.
321,750		Term Loan, 8.11%, Maturing February 13, 2012	315,717
		Syniverse Holdings, Inc.
283,053		Term Loan, 7.11%, Maturing February 15, 2012	283,229
		Triton PCS, Inc.
733,083		Term Loan, 8.57%, Maturing November 18, 2009	731,250
		Windstream Corp.
877,607		Term Loan, 6.86%, Maturing July 17, 2013	858,227
			$8,189,907

Utilities — 1.3%
		AEI Finance Holding, LLC
$75,414		Term Loan, 5.26%, Maturing March 30, 2012	$73,906
574,586		Term Loan, 8.36%, Maturing March 30, 2014	563,094
		Astoria Generating Co.
375,000		Term Loan, 9.11%, Maturing August 23, 2013	369,580
		BRSP, LLC
528,756		Term Loan, 8.38%, Maturing July 13, 2009	531,400
		Calpine Corp.
249,375		DIP Loan, 7.61%, Maturing March 30, 2009	242,257
		Covanta Energy Corp.
164,948		Term Loan, 5.26%, Maturing February 9, 2014	161,546
334,214		Term Loan, 6.88%, Maturing February 9, 2014	327,321
		NRG Energy, Inc.
556,432		Term Loan, 7.11%, Maturing June 1, 2014	538,811
1,340,209		Term Loan, 7.11%, Maturing June 1, 2014	1,297,769
		NRG Holdings, Inc.
450,000		Term Loan, 0.00%, Maturing June 1, 2014 (2)	439,425
			$4,545,109

Total Senior, Floating Rate Interests (identified cost $238,005,750)			$236,269,604

Mortgage Pass-Throughs — 60.5%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$3,002	6.15%, with maturity at 2027	$3,042,650
8,893	6.50%, with maturity at 2019	9,099,725
21,579	7.00%, with various maturities to 2024	22,461,098
5,681	7.50%, with maturity at 2024	6,074,146
14,690	8.00%, with various maturities to 2031 (4)	15,578,189
8,770	8.50%, with various maturities to 2031 (4)	9,612,152
911	9.00%, with maturity at 2031	998,051
918	9.50%, with various maturities to 2022	1,007,796
2,136	11.50%, with maturity at 2019 (5)	2,373,862
		$70,247,669
	Federal National Mortgage Association:
$3,272	5.50%, with maturity at 2029	$3,242,202
4,423	6.332%, with maturity at 2032 (6)	4,503,444

$15,323	6.50%, with various maturities to 2028 (4)	$15,648,526
10,652	7.00%, with various maturities to 2032 (4)	11,028,597
17,013	7.50%, with various maturities to 2030 (4)	17,928,112
6,252	8.00%, with various maturities to 2029	6,737,436
1,329	8.50%, with maturity at 2027	1,423,151
1,376	9.00%, with various maturities to 2028	1,524,225
8,142	9.50%, with various maturities to 2031 (4)	9,099,008
3,324	10.00%, with various maturities to 2031	3,732,878
		$74,867,579
	Government National Mortgage Association:
$16,068	7.50%, with various maturities to 2025	$17,080,516
8,817	8.00%, with various maturities to 2027 (4)	9,575,763
4,592	9.00%, with maturity at 2026	5,161,223
854	9.50%, with maturity at 2025	959,380
1,268	11.00%, with maturity at 2018	1,417,697
		$34,194,579
	Collateralized Mortgage Obligations:
$3,640	Federal Home Loan Mortgage Corp., Series 2137, Class Z, 6.00%, 3/15/29	$3,675,004
4,416	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	4,600,252
5,636	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	5,980,991
833	Federal Home Loan Mortgage Corp., Series 2214, Class NC, 11.05009%, 8/15/21 (7)	917,606
307	Federal National Mortgage Association, Series 1989-89, Class H, 9.00%, 11/25/19	334,823
741	Federal National Mortgage Association, Series 1991-122, Class N, 7.50%, 9/25/21	778,485
6,260	Federal National Mortgage Association, Series 1993-84, Class M, 7.50%, 6/25/23	6,690,719
1,912	Federal National Mortgage Association, Series 1997-28, Class ZA, 7.50%, 4/20/27	2,024,711
1,676	Federal National Mortgage Association, Series 1997-38, Class N, 8.00%, 5/20/27	1,810,284
3,054	Federal National Mortgage Association, Series G-33, Class PT, 7.00%, 10/25/21	3,156,801
		$29,969,676

Total Mortgage Pass-Throughs (identified cost $209,992,810)		$209,279,503

Corporate Bonds & Notes — 2.1%

Principal
Amount
(000’s omitted)		Security	Value

Building and Construction — 0.2%
		Grohe Holding, Variable Rate
500	EUR	7.084%, 1/15/14 (6)	659,927
			$659,927

Cable and Satellite Television — 0.8%
		Iesy Hessen & ISH NRW, Variable Rate
2,000	EUR	7.121%, 4/15/13 (6)	2,628,192
			$2,628,192

Financial Intermediaries — 0.4%
		Centurion CDO 9 Ltd., Series 2005-9A
$500		9.35%, 7/17/19 (3)	$497,022
		ING Bank NV
1,000		10.80%, 6/12/08	1,000,000
			$1,497,022

Index Linked Notes — 0.6%
	JP Morgan Chilean Inflation Linked Note
$2,000	7.433%, 11/17/15 (8)	$2,158,319
		$2,158,319

Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$200	8.61%, 6/15/13 (6)	$208,000
		$208,000

Total Corporate Bonds & Notes (identified cost $6,798,912)		$7,151,460

Sovereign Issues — 6.2%

Principal
Amount
(000’s omitted)		Security	Value

		Egyptian Treasury Bill
11,425	EGP	0.00%, 8/7/07	2,016,779
4,175	EGP	0.00%, 8/14/07	735,996
8,450	EGP	0.00%, 10/2/07	1,475,368
7,625	EGP	0.00%, 11/13/07	1,320,242
20,925	EGP	0.00%, 1/1/08	3,586,392
6,975	EGP	0.00%, 1/8/08	1,193,713
		Federal Republic of Brazil
4,481	BRL	10.00%, 1/1/14	2,282,933
		Ghanaian Treasury Bond
320	GHC	13.50%, 3/29/10 (3)	354,542
1,300	GHC	13.67%, 6/15/12 (3)	1,396,174
		Indonesia Government
30,000,000	IDR	11.00%, 12/15/12 (3)	3,573,171
		Kazakhstan Treasury Note
144,000	KZT	0.00%, 8/31/07 (3)	1,160,312
251,700	KZT	0.00%, 10/12/07 (3)	2,015,845
		Kenyan Treasury Bond
4,050	KES	9.50%, 3/23/09 (3)	61,748
		Mauritian Treasury Bill
5,800	MUR	0.00%, 9/28/07 (3)	184,323
5,900	MUR	0.00%, 9/28/07 (3)	187,506

Total Sovereign Issues (identified cost $20,757,029)			$21,545,044

Call Options Purchased — 0.1%

Security	Contracts (000’s omitted)	Value
Euro Call Option, Expires 1/8/2009, Strike Price 1.3270 (3)	300	$20,356
Euro Call Option, Expires 10/10/2008, Strike Price 1.2950 (3)	300	26,229
Euro Call Option, Expires 10/16/2008, Strike Price 1.2990 (3)	300	25,374
Euro Call Option, Expires 10/2/2008, Strike Price 1.2738 (3)	300	31,189
Euro Call Option, Expires 10/30/2008, Strike Price 1.3155 (3)	300	21,949
Euro Call Option, Expires 11/13/2008, Strike Price 1.3195 (3)	300	21,272
Euro Call Option, Expires 11/26/2008, Strike Price 1.3540 (3)	300	15,112
Euro Call Option, Expires 12/11/2008, Strike Price 1.3506 (3)	300	15,831
Euro Call Option, Expires 2/12/2009, Strike Price 1.3375 (3)	300	18,767

Euro Call Option, Expires 4/8/2009, Strike Price 1.3705 (3)	300	$14,036
Euro Call Option, Expires 5/13/2009, Strike Price 1.3745 (3)	300	13,827
South Korean Won Call Option, Expires 3/3/2009, Strike Price 932.4 (3)	1,864,800	66,928
South Korean Won Call Option, Expires 6/2/2009, Strike Price 915.5 (3)	1,831,000	47,899

Total Call Options Purchased (identified cost, $253,428)		$338,769

Put Options Purchased — 0.0%

Security	Contracts (000’s omitted)	Value

Euro Put Option, Expires 1/8/2009, Strike Price 1.3270 (3)	300	$5,568
Euro Put Option, Expires 10/10/2008, Strike Price 1.2950 (3)	300	2,583
Euro Put Option, Expires 10/16/2008, Strike Price 1.2990 (3)	300	2,850
Euro Put Option, Expires 10/2/2008, Strike Price 1.2738 (3)	300	1,573
Euro Put Option, Expires 10/30/2008, Strike Price 1.3155 (3)	300	4,049
Euro Put Option, Expires 11/13/2008, Strike Price 1.3195 (3)	300	4,472
Euro Put Option, Expires 11/26/2008, Strike Price 1.3540 (3)	300	7,950
Euro Put Option, Expires 12/11/2008, Strike Price 1.3506 (3)	300	7,679
Euro Put Option, Expires 2/12/2009, Strike Price 1.3375 (3)	300	6,846
Euro Put Option, Expires 4/8/2009, Strike Price 1.3705 (3)	300	11,133
Euro Put Option, Expires 5/13/2009, Strike Price 1.3745 (3)	300	11,954
South Korean Won Put Option, Expires 3/3/2009, Strike Price 932.4 (3)	1,864,800	16,280
South Korean Won Put Option, Expires 6/2/2009, Strike Price 915.5 (3)	1,831,000	29,168

Total Put Options Purchased (identified cost, $249,778)		$112,105

Short-Term Investments — 6.4%

	Interest/Principal
Description	(000’s omitted)		Value
State Street Bank and Trust Time Deposit, 5.28%, 8/1/07	$1,550,000		$1,550,000
Euro Time Deposit, 3.85%, 8/1/07	2,060,441	EUR	2,820,434
British Pound Sterling Overnight Deposit, 5.60%, 8/1/07	326,074	GBP	662,599
Investment in Cash Management Portfolio, 4.86% (9)	15,052,718		17,191,255

Total Short-Term Investments (identified cost, $22,224,288)	$22,224,288

Gross Investments — 143.6% (identified cost $498,281,995)	$496,920,773

Less Unfunded Loan Commitments — (0.3%)	$(1,112,247)

Net Investments — 143.3% (identified cost $497,169,748)	$495,808,526

Other Assets, Less Liabilities — (43.3)%	$(149,698,453)

Net Assets — 100.0%	$346,110,073

BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling

GHC	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
KES	-	Kenyan Shilling
KZT	-	Kazakhstan Tenge
MUR	-	Mauritian Rupee

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (LIBOR), and secondarily the prime rate offered by one or more major United States banks (the Prime Rate) and the certificate of deposit (CD) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements whereby all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		All or a portion of these securities were on loan at July 31, 2007.
(5)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)		Adjustable rate securities. Rates shown are the rates at period end.
(7)		Rate shown is a weighted average fixed-rate coupon that changes/updates monthly.
(8)		Security pays 3.8% coupon and accrues principal based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.
(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $120,226.

(10)		This Senior Loan will settle after July 31, 2007, at which time the interest rate will be determined.

A summary of financial instruments at July 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/07	21 Japan 10 Year Bond	Short	$(2,793,084,210)	$(2,793,210,000)	$(125,790)

Description of the underlying instruments to futures contracts: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
8/02/07	Brazilian Real	United States Dollar
	19,483,600	10,300,452	$(117,193)
8/02/07	Canadian Dollar	United States Dollar
	4,000,000	3,834,429	88,147
8/07/07	Canadian Dollar	United States Dollar
	4,020,000	3,842,544	77,095
8/31/07	Euro	United States Dollar
	37,683,712	51,548,416	(85,935)
8/31/07	British Pound Sterling	United States Dollar
	8,561,973	17,373,442	(18,219)
8/02/07	New Zealand Dollar	United States Dollar
	5,038,110	3,981,644	107,841
8/16/07	New Zealand Dollar	United States Dollar
	5,038,110	3,872,039	2,917
			$54,653

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	Acquire	In exchange for	(Depreciation)
8/02/07	Brazilian Real	United States Dollar
	19,483,600	10,065,006	$352,639
9/05/07	Brazilian Real	United States Dollar
	19,483,600	10,252,651	105,505
8/31/07	Botswana Pula	United States Dollar
	2,160,000	348,408	(2,040)
8/06/07	Hungarian Forint	Euro
	329,000,000	1,337,643	(39,805)
8/13/07	Indonesian Rupiah	United States Dollar
	15,000,000,000	1,660,027	(34,421)
8/21/07	Indonesian Rupiah	United States Dollar
	36,929,375,000	4,067,112	(65,676)

8/06/07	Indian Rupee	United States Dollar
	137,250,000	3,382,625	15,742
8/07/07	Icelandic Kroner	Euro
	329,144,000	3,888,638	54,374
8/20/07	Icelandic Kroner	Euro
	376,674,800	4,512,967	(45,798)
9/17/07	Kenya Shilling	United States Dollar
	8,665,000	123,257	5,530
10/05/07	Kenya Shilling	United States Dollar
	11,200,000	167,702	(1,239)
8/03/07	Kazakhstan Tenge	United States Dollar
	66,000,000	557,432	(23,322)
8/16/07	Mexican Peso	United States Dollar
	19,200,000	1,780,003	(26,650)
8/27/07	Mexican Peso	United States Dollar
	18,600,000	1,725,001	(27,532)
8/06/07	Malaysian Ringgit	United States Dollar
	13,500,000	3,943,102	(34,436)
8/13/07	Malaysian Ringgit	United States Dollar
	6,000,000	1,743,071	(5,326)
8/14/07	Malaysian Ringgit	United States Dollar
	23,298,135	6,767,009	(18,994)
8/20/07	Malaysian Ringgit	United States Dollar
	17,250,000	5,021,688	(24,058)
8/02/07	New Zealand Dollar	United States Dollar
	5,038,110	3,876,826	(3,023)
8/03/07	Philippines Peso	United States Dollar
	129,250,000	2,797,437	53,100
8/08/07	Philippines Peso	United States Dollar
	129,250,000	2,860,589	(10,785)
8/13/07	Philippines Peso	United States Dollar
	129,250,000	2,810,149	38,922
8/17/07	Philippines Peso	United States Dollar
	129,250,000	2,861,856	(13,371)
8/06/07	Polish Zloty	Euro
	49,735,000	13,132,075	(8,570)
8/06/07	Romanian Leu	Euro
	27,145,000	8,414,445	235,751
8/24/07	Serbian Dinar	Euro
	216,000,000	2,649,332	66,494
8/06/07	Turkish Lira	United States Dollar
	5,338,861	4,195,755	(24,031)
8/20/07	Turkish Lira	United States Dollar
	3,539,861	2,737,923	14,691
10/04/07	Ugandan Shilling	United States Dollar
	217,450,000	122,721	7,294
10/15/07	Ugandan Shilling	United States Dollar
	384,796,000	216,909	12,894
8/07/07	Zambia Kwacha	United States Dollar
	712,500,000	174,705	8,377

11/07/07	Zambia Kwacha	United States Dollar
	712,500,000	171,472	9,859
			$572,095

At July 31, 2007, the Fund had sufficient cash and/or securities to cover potential obligations arising from open futures and forward foreign currency exchange contracts, as well as margin requirements on open futures contracts.

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying or selling protection against default exposing the Fund to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse First Boston, Inc.:	Turkey (Republic of)	Buy	$10,000	2.01%	3/20/10	$(185,645)

	Philippines (Republic of the)	Buy	5,000	2.15	9/20/11	(13,680)

	Italy	Buy	6,800	0.20	12/20/16	(19,219)

JPMorgan Chase Bank:	Indonesia	Buy	10,000	2.09	9/20/11	88

	Philippines (Republic of the)	Buy	5,000	2.17	9/20/11	(17,278)

	Turkey (Republic of)	Buy	10,000	2.00	3/20/10	(183,216)

Lehman Brothers, Inc.:	Venezuela (Republic of)	Buy	2,500	2.22	12/20/16	270,929
						$(148,021)

Interest Rate Swaps

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	3,693,637	BRL	Pay	Brazil Interbank Deposit Rate	12.73%	January 2, 2012	$146,467
JP Morgan Chase Bank	4,309,749	BRL	Pay	Brazil Interbank Deposit Rate	10.35%	January 2, 2012	(69,508)
Barclays Bank PLC	12,000,000	MYR	Pay	KLIBOR	3.85%	March 27, 2012	(35,659)
Merrill Lynch Capital Services	80,500,000	INR	Receive	MIBOR	7.85%	March 30, 2012	(34,832)
							$6,468

BRL	Brazilian Real
INR	Indian Rupee
MYR	Malaysian Ringgit
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$498,449,267
Gross unrealized appreciation	$5,799,658
Gross unrealized depreciation	(8,440,399)
Net unrealized depreciation	$(2,640,741)

The unrealized appreciation on foreign currency, swap contracts, financial futures contracts and forward contracts at July 31, 2007 on a federal income tax basis was $441,642.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 24, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2007